Contractual Maturities of Assets and Liabilities and Off-Balance Sheet Commitments - Summary of Remaining Contractual Maturity (Detail) - CAD ($) $ in Millions	Oct. 31, 2019		Oct. 31, 2018		Oct. 31, 2017	Oct. 31, 2016
Assets
Cash and cash equivalents	$ 48,803	[1]	$ 42,142	[1]	$ 32,599	$ 31,653
Interest bearing deposits with banks	7,987	[1]	8,305
Securities	189,438	[1]	180,935
Securities borrowed or purchased under resale agreements	104,004	[1]	85,051
Loans
Residential mortgages	123,740	[1]	119,620
Consumer instalment and other personal	67,736	[1]	63,225
Credit cards	8,859	[1]	8,329
Business and government	227,609	[1]	194,456
Allowance for credit losses	(1,850)	[1]	(1,639)
Loans,net	426,094	[1]	383,991
Other Assets
Derivative instruments	22,144	[1]	25,422
Customers' liability under acceptances	23,593	[1]	18,585
Other	30,132		28,862
Other assets	75,869	[1]	72,869
Total Assets	852,195	[1]	773,293
Deposits
Deposits	568,143	[1]	520,928
Other liabilities
Derivative instruments	23,598	[1]	23,629
Acceptances	23,593	[1]	18,585
Securities sold but not yet purchased	26,253	[1]	28,804
Securities lent or sold under repurchase agreements	86,656	[1]	66,684
Current tax liabilities	55	[1]	50
Deferred tax liabilities	60	[1]	74
Securitization and structured entities' liabilities	27,159	[1]	25,051
Other	38,607	[1]	36,985
Total other liabilities	225,981	[1]	199,862
Subordinated debt	6,995	[1]	6,782
Total Equity	51,076	[1]	45,721		$ 44,345
Total Liabilities and Equity	852,195	[1]	773,293
Commitments to extend credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	162,016		141,434
Backstop liquidity facilities [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	5,550		5,627
Operating lease commitments [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	3,800		2,742
Securities lending [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	4,102		4,939
Purchase obligations [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	926		1,793
Banks [Member]
Deposits
Deposits	23,816		27,907
Business and governments [member]
Deposits
Deposits	343,157		312,177
Individuals [Member]
Deposits
Deposits	201,170		180,844
0 -1 month [member]
Assets
Cash and cash equivalents	47,844		41,162
Interest bearing deposits with banks	4,088		4,964
Securities	2,680		4,522
Securities borrowed or purchased under resale agreements	75,936		67,804
Loans
Residential mortgages	1,691		1,782
Consumer instalment and other personal	645		607
Business and government	12,490		13,088
Loans,net	14,826		15,477
Other Assets
Derivative instruments	1,209		2,033
Customers' liability under acceptances	20,694		16,529
Other	1,951		1,740
Other assets	23,854		20,302
Total Assets	169,228		154,231
Deposits
Deposits	36,872		43,072
Other liabilities
Derivative instruments	1,329		1,496
Acceptances	20,694		16,529
Securities sold but not yet purchased	26,253		28,804
Securities lent or sold under repurchase agreements	83,681		63,496
Securitization and structured entities' liabilities	1		1,044
Other	12,325		8,548
Total other liabilities	144,283		119,917
Total Liabilities and Equity	181,155		162,989
0 -1 month [member] | Commitments to extend credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	1,868		1,472
0 -1 month [member] | Operating lease commitments [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	32		34
0 -1 month [member] | Securities lending [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	4,102		4,939
0 -1 month [member] | Purchase obligations [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	53		56
0 -1 month [member] | Banks [Member]
Deposits
Deposits	12,177		16,966
0 -1 month [member] | Business and governments [member]
Deposits
Deposits	21,088		23,524
0 -1 month [member] | Individuals [Member]
Deposits
Deposits	3,607		2,582
1 - 3 Months [member]
Assets
Interest bearing deposits with banks	1,893		1,717
Securities	3,420		4,283
Securities borrowed or purchased under resale agreements	21,562		12,732
Loans
Residential mortgages	2,059		1,848
Consumer instalment and other personal	519		440
Business and government	7,072		5,921
Loans,net	9,650		8,209
Other Assets
Derivative instruments	1,867		3,379
Customers' liability under acceptances	2,562		1,988
Other	593		506
Other assets	5,022		5,873
Total Assets	41,547		32,814
Deposits
Deposits	41,630		44,718
Other liabilities
Derivative instruments	2,574		2,445
Acceptances	2,562		1,988
Securities lent or sold under repurchase agreements	1,459		2,249
Securitization and structured entities' liabilities	1,655		1,084
Other	3,188		5,568
Total other liabilities	11,438		13,334
Total Liabilities and Equity	53,068		58,052
1 - 3 Months [member] | Commitments to extend credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	3,777		3,610
1 - 3 Months [member] | Operating lease commitments [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	66		70
1 - 3 Months [member] | Purchase obligations [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	98		388
1 - 3 Months [member] | Banks [Member]
Deposits
Deposits	4,187		6,032
1 - 3 Months [member] | Business and governments [member]
Deposits
Deposits	28,511		32,231
1 - 3 Months [member] | Individuals [Member]
Deposits
Deposits	8,932		6,455
3-6 month [member]
Assets
Interest bearing deposits with banks	1,081		1,037
Securities	2,797		5,049
Securities borrowed or purchased under resale agreements	4,819		2,490
Loans
Residential mortgages	5,285		4,343
Consumer instalment and other personal	991		1,026
Business and government	6,168		7,126
Loans,net	12,444		12,495
Other Assets
Derivative instruments	877		1,638
Customers' liability under acceptances	173		65
Other	245		189
Other assets	1,295		1,892
Total Assets	22,436		22,963
Deposits
Deposits	34,504		31,866
Other liabilities
Derivative instruments	1,240		1,610
Acceptances	173		65
Securities lent or sold under repurchase agreements	760		8
Securitization and structured entities' liabilities	1,340		475
Other	33		44
Total other liabilities	3,546		2,202
Total Liabilities and Equity	38,050		34,068
3-6 month [member] | Commitments to extend credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	5,698		6,892
3-6 month [member] | Operating lease commitments [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	98		99
3-6 month [member] | Purchase obligations [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	138		153
3-6 month [member] | Banks [Member]
Deposits
Deposits	1,215		1,200
3-6 month [member] | Business and governments [member]
Deposits
Deposits	21,209		22,713
3-6 month [member] | Individuals [Member]
Deposits
Deposits	12,080		7,953
6-9 month [member]
Assets
Interest bearing deposits with banks	714		457
Securities	3,508		7,749
Securities borrowed or purchased under resale agreements	859		1,781
Loans
Residential mortgages	6,818		6,306
Consumer instalment and other personal	1,272		1,143
Business and government	7,760		6,779
Loans,net	15,850		14,228
Other Assets
Derivative instruments	830		1,002
Customers' liability under acceptances	159		3
Other	12		26
Other assets	1,001		1,031
Total Assets	21,932		25,246
Deposits
Deposits	36,043		23,739
Other liabilities
Derivative instruments	970		904
Acceptances	159		3
Securities lent or sold under repurchase agreements	450		931
Securitization and structured entities' liabilities	1,033		512
Other	29		34
Total other liabilities	2,641		2,384
Total Liabilities and Equity	38,684		26,123
6-9 month [member] | Commitments to extend credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	8,832		9,620
6-9 month [member] | Operating lease commitments [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	97		101
6-9 month [member] | Purchase obligations [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	133		155
6-9 month [member] | Banks [Member]
Deposits
Deposits	319		227
6-9 month [member] | Business and governments [member]
Deposits
Deposits	22,334		15,893
6-9 month [member] | Individuals [Member]
Deposits
Deposits	13,390		7,619
9-12 month [Member]
Assets
Interest bearing deposits with banks	211		112
Securities	4,670		4,943
Securities borrowed or purchased under resale agreements	518		191
Loans
Residential mortgages	7,138		4,769
Consumer instalment and other personal	1,502		943
Business and government	6,547		6,218
Loans,net	15,187		11,930
Other Assets
Derivative instruments	911		797
Customers' liability under acceptances	5
Other	5		6
Other assets	921		803
Total Assets	21,507		17,979
Deposits
Deposits	34,903		19,271
Other liabilities
Derivative instruments	1,032		631
Acceptances	5
Securitization and structured entities' liabilities	1,038		588
Other	74		184
Total other liabilities	2,149		1,403
Total Liabilities and Equity	37,052		20,674
9-12 month [Member] | Commitments to extend credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	12,511		11,345
9-12 month [Member] | Operating lease commitments [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	96		100
9-12 month [Member] | Purchase obligations [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	137		158
9-12 month [Member] | Banks [Member]
Deposits
Deposits	1,174		106
9-12 month [Member] | Business and governments [member]
Deposits
Deposits	18,023		8,629
9-12 month [Member] | Individuals [Member]
Deposits
Deposits	15,706		10,536
1-2 years [member]
Assets
Interest bearing deposits with banks			18
Securities	15,001		11,854
Securities borrowed or purchased under resale agreements			53
Loans
Residential mortgages	22,309		24,522
Consumer instalment and other personal	4,823		5,414
Business and government	24,687		19,543
Loans,net	51,819		49,479
Other Assets
Derivative instruments	2,375		3,333
Other	7		17
Other assets	2,382		3,350
Total Assets	69,202		64,754
Deposits
Deposits	34,401		34,154
Other liabilities
Derivative instruments	2,985		3,741
Securitization and structured entities' liabilities	5,350		4,912
Other	537		789
Total other liabilities	8,872		9,442
Total Liabilities and Equity	43,273		43,596
1-2 years [member] | Commitments to extend credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	21,574		21,056
1-2 years [member] | Operating lease commitments [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	361		358
1-2 years [member] | Purchase obligations [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	111		615
1-2 years [member] | Banks [Member]
Deposits
Deposits	0		0
1-2 years [member] | Business and governments [member]
Deposits
Deposits	22,983		22,418
1-2 years [member] | Individuals [Member]
Deposits
Deposits	11,418		11,736
2-5 years [member]
Assets
Securities	46,687		32,480
Securities borrowed or purchased under resale agreements	310
Loans
Residential mortgages	68,143		64,636
Consumer instalment and other personal	22,391		19,910
Business and government	87,486		75,099
Loans,net	178,020		159,645
Other Assets
Derivative instruments	5,095		5,816
Other	5		20
Other assets	5,100		5,836
Total Assets	230,117		197,961
Deposits
Deposits	62,549		65,011
Other liabilities
Derivative instruments	6,798		6,092
Securities lent or sold under repurchase agreements	306
Securitization and structured entities' liabilities	13,779		13,398
Other	3,596		4,455
Total other liabilities	24,479		23,945
Total Liabilities and Equity	87,028		88,956
2-5 years [member] | Commitments to extend credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	102,113		84,295
2-5 years [member] | Backstop liquidity facilities [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	5,550		5,627
2-5 years [member] | Operating lease commitments [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	931		770
2-5 years [member] | Purchase obligations [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	187		186
2-5 years [member] | Banks [Member]
Deposits
Deposits	0		0
2-5 years [member] | Business and governments [member]
Deposits
Deposits	49,292		48,684
2-5 years [member] | Individuals [Member]
Deposits
Deposits	13,257		16,327
Over 5 years [member]
Assets
Securities	66,005		56,004
Loans
Residential mortgages	10,297		11,414
Consumer instalment and other personal	11,947		9,812
Business and government	20,331		12,247
Loans,net	42,575		33,473
Other Assets
Derivative instruments	8,980		7,424
Other	4,475		4,824
Other assets	13,455		12,248
Total Assets	122,035		101,725
Deposits
Deposits	13,991		14,391
Other liabilities
Derivative instruments	6,670		6,710
Securitization and structured entities' liabilities	2,963		3,038
Other	2,406		1,905
Total other liabilities	12,039		11,653
Subordinated debt	6,995		6,782
Total Liabilities and Equity	33,025		32,826
Over 5 years [member] | Commitments to extend credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	5,643		3,144
Over 5 years [member] | Operating lease commitments [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	2,119		1,210
Over 5 years [member] | Purchase obligations [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	69		82
Over 5 years [member] | Banks [Member]
Deposits
Deposits	201		0
Over 5 years [member] | Business and governments [member]
Deposits
Deposits	11,759		11,809
Over 5 years [member] | Individuals [Member]
Deposits
Deposits	2,031		2,582
No maturity [member]
Assets
Cash and cash equivalents	959		980
Securities	44,670		54,051
Loans
Consumer instalment and other personal	23,646		23,930
Credit cards	8,859		8,329
Business and government	55,068		48,435
Allowance for credit losses	(1,850)		(1,639)
Loans,net	85,723		79,055
Other Assets
Other	22,839		21,534
Other assets	22,839		21,534
Total Assets	154,191		155,620
Deposits
Deposits	273,250		244,706
Other liabilities
Current tax liabilities	55		50
Deferred tax liabilities	60		74
Other	16,419		15,458
Total other liabilities	16,534		15,582
Total Equity	51,076		45,721
Total Liabilities and Equity	340,860		306,009
No maturity [member] | Banks [Member]
Deposits
Deposits	4,543		3,376
No maturity [member] | Business and governments [member]
Deposits
Deposits	147,958		126,276
No maturity [member] | Individuals [Member]
Deposits
Deposits	$ 120,749		$ 115,054

[1]	Certain comparative figures have been reclassified to conform with the current year’s presentation and for changes in accounting policy (Note 1).